Investments in associates	12 Months Ended
Dec. 31, 2018
Investments in associates
Investments in associates

19.        Investments in associates

The details of the Company’s associates, which are all unlisted companies except for JCET listed on the Shanghai Stock Exchange, at the end of the reporting period are as follows:

		Class of	Proportion of ownership interest
	Place of establishment	share	and voting power held
Name of company	and operation	held	by the Group
			12/31/18		12/31/17		12/31/16
Toppan SMIC Electronic (Shanghai) Co., Ltd (“Toppan”)	Shanghai, PRC	Ordinary	30.0%		30.0%		30.0%
Zhongxin Xiecheng Investment (Beijing) Co., Ltd (“Zhongxin Xiecheng”)	Beijing, PRC	Ordinary	49.0%		49.0%		49.0%
Brite Semiconductor (Shanghai) Corporation (“Brite Shanghai”) (3)	Shanghai, PRC	Ordinary	46.6%		46.6%		47.3%
Suzhou Changjiang Electric Xinke Investment Co., Ltd. (“Changjiang Xinke”)	Jiangsu, PRC	Ordinary	—		—		19.6%
Jiangsu Changjiang Electronics Technology Co., Ltd. (“JCET”) (5)	Jiangsu, PRC	Ordinary	14.3	% (1)	14.3	% (1)	NA
Sino IC Leasing Co., Ltd. (“Sino IC Leasing”)	Shanghai, PRC	Ordinary	7.4	% (1)	8.1	% (1)	11.4	% (1)
China Fortune-Tech Capital Co., Ltd (“China Fortune-Tech”)	Shanghai, PRC	Ordinary	19.5	% (1)	30.0%		30.0%
Beijing Wu Jin Venture Investment Center (Limited Partnership) (“WuJin”) (2)	Beijing, PRC	Limited partner interest	32.6%		32.6%		32.6%
Shanghai Fortune-Tech Qitai Invest Center (Limited Partnership) (“Fortune-Tech Qitai”) (2)	Shanghai, PRC	Limited partner interest	33.0%		33.0%		33.0%
Shanghai Fortune-Tech Zaixing Invest Center (Limited Partnership) (“Fortune-Tech Zaixing”) (2)	Shanghai, PRC	Limited partner interest	66.2	% (1)	66.2	% (1)	66.2	% (1)
Suzhou Fortune-Tech Oriental Invest Fund Center (Limited Partnership) (“Fortune-Tech Oriental”) (2)	Jiangsu, PRC	Limited partner interest	44.8%		44.8%		44.8%
Juyuan Juxin Integrated Circuit Fund (“Juyuan Juxin”) (2)	Shanghai, PRC	Limited partner interest	31.6%		31.6%		40.9%
Ningbo Semiconductor International Corporation (“NSI”) (4)	Ningbo, PRC	Ordinary	38.6%		NA		NA
Semiconductor Manufacturing Electronics (Shaoxing) Corporation (“SMEC”)	Shaoxing, PRC	Ordinary	23.5%		NA		NA
Semiconductor Global Solutions (“SGS”)	Ningbo, PRC	Ordinary	35.0%		NA		NA
Shanghai IC Manufacturing Innovation Center Co., Ltd (“Shanghai Innovation Center”)	Shanghai, PRC	Ordinary	50.0	% (1)	NA		NA

(1)

In accordance with investment agreements, the Group has significant influence, but not control, over JCET, Sino IC Leasing, China Fortune-Tech, Fortune-Tech Zaixing and Shanghai Innovation Center through the right the Group owned to appoint director(s) to the Board of directors of these companies or to cast voters at the partners meeting of the partnership entity.

(2)

The Group invested in these associates indirectly though China IC Capital Co., Ltd (the “Fund”), a wholly-owned investment fund company of SMIC, as set out in Note 18. The Fund is intended to invest primarily in integrated circuits related fund products and investment projects.

(3)	Since September 30, 2017, the Group invested Brite Shanghai directly with no more investment in Brite Semiconductor Corporation, the holding company of Brite Shanghai.
(4)

On March 22, 2018, NSI, SMIC Holdings and China IC Fund entered into the equity transfer agreement, pursuant to which SMIC Holdings has agreed to sell the equity Interest to China IC Fund. Upon the completion of the equity transfer, the shareholding of SMIC Holdings in NSI will decrease from approximately 66.76% to 38.59%, and NSI will cease to be a subsidiary of the Company and its financial results will cease to be consolidated with the Group’s results. The equity transfer has been completed in April 2018 and the Group recorded its ownership interest of NSI as investment in associate.

On March 23, 2018, NSI, SMIC Holdings, China IC Fund, Ningbo Senson Electronics Technology Co., Ltd, Beijing Integrated Circuit Design and Testing Fund, Ningbo Integrated Circuit Industry Fund and Infotech National Emerging Fund entered into the capital increase agreement, pursuant to which (i) SMIC Holdings has agreed to make further cash contribution of RMB565.0 million (approximately US$89.4 million) into the registered capital of NSI. Its shareholding in NSI will decrease from approximately 38.59% to approximately 38.57%; (ii) China IC Fund has agreed to make further cash contribution of RMB500.0 million (approximately US$79.2 million) into the registered capital of NSI. Its shareholding in NSI will increase from approximately 28.17% to approximately 32.97%. The all above parties’ performance of the Capital Contribution obligations will lead to an increase in the registered capital from RMB355 million to RMB1.82 billion (approximately US$56.2 million to US$288.1 million).

On April 13, 2018, the Group lost control of NSI, but still has significant influence over it. The Group recorded its ownership interest of NSI as investment in associate. The remeasurement gain at the date of deconsolidation of NSI was US$3.5 million. The deconsolidation has no material impact on the consolidated financial statements.

(5)

On August 30, 2018, the Company has, through its wholly-owned subsidiary Siltech Semiconductor (Shanghai) Corporation Limited, completed a subscription for 34,696,198 shares in JCET in cash by way of private placement (the “Subscription”). The shares were subscribed at a price of RMB14.89 per share, with the total subscription price being RMB516.6 million (approximately US$75.9 million). Immediately before and after completion of the Subscription, the shareholding interest of the Company in JCET is 14.28%. The Company understands that JCET has completed the issue and registration procedures of these shares, including listing of the shares on the Shanghai Stock Exchange. The newly subscribed shares will not be transferrable by the Company for 36 months after completion of the Subscription.

(6)

On August 10, 2018, SMIC Holdings, Sino IC Leasing and other investors had agreed to amend the joint venture agreement dated March 1, 2018 through the Amended JV Agreements, pursuant to which: (i) SMIC Holdings will not make additional capital contribution, but Sino IC Leasing and other investors will make additional capital contributions in the registered capital of SGS in US$5.0 million and US$5.0 million, respectively (ii) the Company’s equity interest in SGS, through SMIC Holdings, will decrease from 60.00% to 30.00%; and (iii) SGS will be owned by China IC Fund, through Sino IC Leasing, as to approximately 8.08%. The capital contribution is not completed as of the date of this annual report.

Subject to the amended joint venture agreement, revised on July 20, 2017, the Company agreed to increase its capital contribution obligation towards Sino IC Leasing from RMB600.0 million to RMB800.0 million (from approximately US$88.3 million to US$117.8 million), while its shareholding in Sino IC Leasing decreased to approximately 7.44%.

All of these associates are accounted for using the equity method in these consolidated financial statements.

JCET and its subsidiaries

The group applies the equity method accounted for its investments in JCET on one quarter lag basis since the annual financial report of JCET were not available as of December 31, 2018.

	09/30/18	09/30/17
	USD’000	USD’000
Current assets	1,803,128	1,401,575
Non-current assets	3,456,513	3,305,615
Current liabilities	(2,214,747)	(1,639,114)
Non-current liabilities	(1,081,027)	(1,661,532)
Net assets	1,963,867	1,406,544
Equity attributable to owners of the associate	1,942,894	1,385,372
Non-controlling interests	20,973	21,172
Net assets	1,963,867	1,406,544

	Twelve months	Three months
	ended	ended
	09/30/18	09/30/17
	USD’000	USD’000
Total revenue	3,645,925	958,087
Profit attributable to owners of the associate	28,439	11,480
Profit attributable to the non-controlling interests	3,252	628
Profit for the period	31,691	12,108
Other comprehensive income (loss) for the period	47,529	(19,986)
Total comprehensive income (loss) for the period	79,220	(7,878)
Total comprehensive income (loss) attributable to owners of the associate	76,299	(8,496)
Total comprehensive income attributable to the non-controlling interests	2,921	618
Total comprehensive income (loss) for the period	79,220	(7,878)
Dividends received from the associate during the period	761	-

Reconciliation of the above summarized financial information to the carrying amount of the interest in the associate recognized in the consolidated financial statements:

	09/30/18	09/30/17
	USD’000	USD’000
Equity attributable to owners of the associate	1,942,894	1,385,372
Proportion of the Group’s ownership interest in JCET	14.3%	14.3%
	277,446	197,832
Valuation premium	338,967	340,561
Carrying amount of the Group’s interest in JCET	616,413	538,393

As at December 31, 2018 the closing share price of JCET listed on the Shanghai Stock Exchange was RMB8.24, approximately US$1.20.

Sino IC Leasing and its subsidiaries

The Group applies the equity method accounted for its investment in Sino IC Leasing on one quarter lag by basis since the annual financial statements of Sino IC Leasing were not available as of December 31, 2018.

	09/30/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Current assets	2,423,414	1,038,538	702,570
Non-current assets	4,056,971	3,464,412	1,859,267
Current liabilities	(1,441,959)	(523,228)	(117,287)
Non-current liabilities	(3,241,264)	(2,509,732)	(1,653,206)
Net assets	1,797,162	1,469,990	791,344
Equity attributable to owners of the associate	1,682,794	1,366,367	776,959
Non-controlling interests	114,368	103,623	14,385
Net assets	1,797,162	1,469,990	791,344

	Nine months	Twelve months	Twelve months
	ended	ended	ended
	09/30/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Total revenue	214,515	215,538	36,085
Profit attributable to owners of the associate	48,505	39,003	12,938
Profit attributable to the non-controlling interests	1,610	460	48
Profit for the period	50,115	39,463	12,986
Other comprehensive income (loss) for the period	16,253	(10,206)	3,594
Total comprehensive income for the period	66,368	29,257	16,580
Total comprehensive income attributable to owners of the associate	64,758	28,797	16,532
Total comprehensive income attributable to the non-controlling interests	1,610	460	48
Total comprehensive income the period	66,368	29,257	16,580
Dividends received from the associate during the period	—	255	—

Reconciliation of the above summarized financial information to the carrying amount of the interest in the associate recognized in the consolidated financial statements:

	09/30/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Equity attributable to owners of the associate	1,682,794	1,366,367	776,959
Proportion of the Group’s ownership interest in Sino IC Leasing	7.4%	8.1%	11.4%
	125,156	110,162	88,651
Dividends received in advance	(316)	—	—
Less: unrealized profit from Sino IC Leasing	(580)	—	—
Carrying amount of the Group’s interest in Sino IC Leasing	124,260	110,162	88,651

NSI

12/31/18
USD’000
Current assets	137,120
Non-current assets	146,664
Current liabilities	(18,291)
Net assets	265,493

Nine months
ended
12/31/18
USD’000
Total revenue	4,186
Profit for the period	3,131
Total comprehensive income for the period	3,131
Dividends received from the associate during the period	—

Reconciliation of the above summarized financial information to the carrying amount of the interest in the associate recognized in the consolidated financial statements:

12/31/18
USD’000
Net assets of the associate	265,493
Proportion of the Group’s ownership interest in NSI	38.6%
102,405
Valuation premium	1,509
Less: unrealized profit from NSI	(816)
Carrying amount of the Group’s interest in NSI	103,098